Transfer of Financial Assets (Tables)	9 Months Ended
Dec. 31, 2023
Transfers and Servicing [Abstract]
Roll-Forwards of Amount of Servicing Assets	The servicing assets related to those servicing activities are included in other assets in the consolidated balance sheets and roll-forwards of the amount of the servicing assets for the nine and three months ended December 31, 2022 and 2023 are as follows:

	Millions of yen
	Nine months ended December 31, 2022	Nine months ended December 31, 2023	Three months ended December 31, 2022	Three months ended December 31, 2023
Beginning balance	¥70,254	¥72,265	¥80,190	¥80,496
Increase mainly from loans sold with servicing retained	8,150	6,530	2,724	1,742
Decrease mainly from amortization	(11,208)	(7,699)	(3,062)	(2,472)
Increase (Decrease) from the effects of changes in foreign exchange rates	5,969	4,524	(6,687)	(4,146)

Ending balance	¥73,165	¥75,620	¥73,165	¥75,620

Fair Value of Servicing Assets

The fair value of the servicing assets as of March 31, 2023 and December 31, 2023 are as follows:
	Millions of yen
	March 31, 2023	December 31, 2023
Beginning balance	¥83,732	¥101,375
Ending balance	¥101,375	¥116,400